UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (646)  483-0473


Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York             August 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       50

Form 13F Information Table Value Total: $932,333
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                        NOMININGUE ASSET MANAGEMENT, LLC
                                 SEC Form 13-F
                                    06/30/03

       Item #1               Item #2   Item #3   Item #4      Item #5              Item #6         Item #7            Item #8
                                                 Market
                                                  Value              Sh/     Investment Descretion               Voting Authority
    Name of Issuer            Title     CUSIP   (x$1,000)  Quantity  Prn     Sole   Shared   Other Managers   Sole    Shared   Other
------------------------------------------------------------------------------------------------------------------------------------
ALLIED CAPITAL CORP           common  01903Q108     1155     50000   sh      50000    n/a     n/a    n/a       50000    n/a     n/a
AMAZON.COM INC                common  023135106     7871    216700   sh     216700    n/a     n/a    n/a      216700    n/a     n/a
AMERICAN GREETINGS CORP-CL A  common  026375105    23374   1190100   sh    1190100    n/a     n/a    n/a     1190100    n/a     n/a
AOL TIME WARNER               common  00184A105    16894   1050000   sh    1050000    n/a     n/a    n/a     1050000    n/a     n/a
APOLLO GROUP INC-CL A         common  037604105    22223    359600   sh     359600    n/a     n/a    n/a      359600    n/a     n/a
APPLEBEE'S INTL INC           common  037899101     5186    165000   sh     165000    n/a     n/a    n/a      165000    n/a     n/a
BANK OF AMERICA CORP          common  060505104    16596    210000   sh     210000    n/a     n/a    n/a      210000    n/a     n/a
BEBE STORES INC               common  075571109     1796     94000   sh      94000    n/a     n/a    n/a       94000    n/a     n/a
BLACK & DECKER CORP           common  091797100    12644    291000   sh     291000    n/a     n/a    n/a      291000    n/a     n/a
BUCKLE INC                    common  118440106     1536     79900   sh      79900    n/a     n/a    n/a       79900    n/a     n/a
CAREER EDUCATION CORP         common  141665109    21426    313700   sh     313700    n/a     n/a    n/a      313700    n/a     n/a
CARMAX INC                    common  143130102    47360   1570800   sh    1570800    n/a     n/a    n/a     1570800    n/a     n/a
CEC ENTERTAINMENT INC         common  125137109    48858   1323000   sh    1323000    n/a     n/a    n/a     1323000    n/a     n/a
CHILDREN'S PLACE RETAIL
 STORES, INC.                 common  168905107     2515    125000   sh     125000    n/a     n/a    n/a      125000    n/a     n/a
CORINTHIAN COLLEGES INC       common  218868107      971     20100   sh      20100    n/a     n/a    n/a       20100    n/a     n/a
COSTCO WHOLESALE CORP         common  22160K105    16653    455000   sh     455000    n/a     n/a    n/a      455000    n/a     n/a
DOLLAR GENERAL CORP.          common  256669102     6391    350000   sh     350000    n/a     n/a    n/a      350000    n/a     n/a
EBAY INC                      common  278642103    18418    177100   sh     177100    n/a     n/a    n/a      177100    n/a     n/a
ECHOSTAR COMMUNICATIONS -
 CLA                          common  278762109    16618    480000   sh     480000    n/a     n/a    n/a      480000    n/a     n/a
ELECTRONIC ARTS INC           common  285512109    11085    150000   sh     150000    n/a     n/a    n/a      150000    n/a     n/a
ELECTRONICS BOUTIQUE HLDGS -
 CLC                          common  286045109    11470    500000   sh     500000    n/a     n/a    n/a      500000    n/a     n/a
FEDERAL NATL MTG ASSN         common  313586109    13488    200000   sh     200000    n/a     n/a    n/a      200000    n/a     n/a
FEDERATED DEPARTMENT STORES
 INC DE                       common  31410H101    11055    300000   sh     300000    n/a     n/a    n/a      300000    n/a     n/a
FOX ENTERTAINMENT GRP INC -
 CLA                          common  35138T107    20866    725000   sh     725000    n/a     n/a    n/a      725000    n/a     n/a
GAP INC DE                    common  364760108    16087    857500   sh     857500    n/a     n/a    n/a      857500    n/a     n/a
GENERAL MOTORS CORP - CLH     common  370442832    22097   1725000   sh    1725000    n/a     n/a    n/a     1725000    n/a     n/a
HOLLYWOOD ENTERTAINMENT CORP  common  436141105    49248   2832000   sh    2832000    n/a     n/a    n/a     2832000    n/a     n/a
HOME DEPOT INC                common  437076102    53376   1611600   sh    1611600    n/a     n/a    n/a     1611600    n/a     n/a
INTERNET ARCHITECT HOLDRs TR  common  46060A907     9306    300000   Call   300000    n/a     n/a    n/a      300000    n/a     n/a
K-SWISS INC  -CL A            common  482686102    10353    300000   sh     300000    n/a     n/a    n/a      300000    n/a     n/a
KIMBERLY-CLARK CORP           common  494368103    54095   1037500   sh    1037500    n/a     n/a    n/a     1037500    n/a     n/a
KOHLS CORP                    common  500255104    10317    200800   sh     200800    n/a     n/a    n/a      200800    n/a     n/a
LOWE'S COS INC                common  548661107    26105    607800   sh     607800    n/a     n/a    n/a      607800    n/a     n/a
MCDONALD'S CORP               common  580135101    12574    570000   sh     570000    n/a     n/a    n/a      570000    n/a     n/a
MICROSOFT CORP                common  594918904    10256    400000   Call   200000    n/a     n/a    n/a      200000    n/a     n/a
PETCO ANIMAL SUPPLIES INC     common  716016209    10888    499928   sh     499928    n/a     n/a    n/a      499928    n/a     n/a
PETSMART INC                  common  716768106    59237   3545000   sh    3545000    n/a     n/a    n/a     3545000    n/a     n/a
PRICE COMMUNICATIONS CORP     common  741437305     4519    350000   sh     350000    n/a     n/a    n/a      350000    n/a     n/a
REGAL ENTERTAINMENT GROUP -
 CLA                          common  758766109    13566    575330   sh     575330    n/a     n/a    n/a      575330    n/a     n/a
ROSS STORES INC               common  778296103     5585    130000   sh     130000    n/a     n/a    n/a      130000    n/a     n/a
SONY CORP-SPONSORED ADR       common  835699307     7700    275000   sh     275000    n/a     n/a    n/a      275000    n/a     n/a
STANLEY WORKS/THE             common  854616109    24840    900000   sh     900000    n/a     n/a    n/a      900000    n/a     n/a
STAPLES INC                   common  855030102    20510   1117700   sh    1117700    n/a     n/a    n/a     1117700    n/a     n/a
STRAYER EDUCATION INC         common  863236105    22123    278100   sh     278100    n/a     n/a    n/a      278100    n/a     n/a
TALBOTS INC                   common  874161102     2945    100000   sh     100000    n/a     n/a    n/a      100000    n/a     n/a
TJX COMPANIES INC             common  872540109    10006    531100   sh     531100    n/a     n/a    n/a      531100    n/a     n/a
TWEETER HOME ENTERTAINMT
 GRP INC                      common  901167106     4340    500000   sh     500000    n/a     n/a    n/a      500000    n/a     n/a
ULTIMATE ELECTRONICS INC      common  903849107     7082    555000   sh     555000    n/a     n/a    n/a      555000    n/a     n/a
USA INTERACTIVE               common  902984103    54536   1386620   sh    1386620    n/a     n/a    n/a     1386620    n/a     n/a
WILLIAMS-SONOMA INC           common  969904101    54192   1855900   sh    1855900    n/a     n/a    n/a     1855900    n/a     n/a




03338.0003 #423136